Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000130431 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		11.84%	5.37%	4.78%
C000088315 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent		11.76%	5.27%	4.70%
C000088314 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		with Maximum Deferred Sales Charge - 1.00%
Average Annual Return, Percent		9.63% [1]	4.23%	3.65%
C000088313 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 5.75%
Average Annual Return, Percent		5.09%	3.80%	3.83%
Without Sales Load [Member] | C000088314 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		without Deferred Sales Charge
Average Annual Return, Percent		10.63%	4.23%	3.65%
Without Sales Load [Member] | C000088313 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		without Sales Charge
Average Annual Return, Percent		11.51%	5.03%	4.45%
USD 30 Day Compounded SOFR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		USD 30-Day Compounded SOFR
Average Annual Return, Percent	[2]	4.43%	3.00%	2.13%
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index (broad-based index)
Average Annual Return, Percent		22.02%	15.58%	11.79%
Bloomberg Global Aggregate Index Hedged [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index (Hedged) (broad-based index)
Average Annual Return, Percent		5.30%	0.52%	2.37%

[1]	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
[2]	The first value date of the Secured Overnight Financing Rate (SOFR) was published April 2, 2018. For periods prior to that date, performance reflects that of the USD 1-Month LIBOR through November 1, 2021 (when the fund's performance baseline benchmark changed) and USD 30-day Compounded SOFR thereafter.